Note 1 - Summary of Significant Accounting Policies - Fair Value Assumptions (Details) - € / shares		6 Months Ended	12 Months Ended
		Jun. 30, 2017	Dec. 31, 2016
Weighted-average expected life (years) (Year)		6 years 91 days	6 years 91 days	[1]
Expected volatility rates	[1],[2]	57.40%	60.60%
Expected dividend yield (in EUR per share)				[1]
Risk-free interest rate		0.02%	0.01%	[1]
Weighted-average exercise price (€) (in EUR per share)		€ 2.39	€ 3.22	[1]
Weighted-average fair value of options granted during the year (€) (in EUR per share)		€ 1.29	€ 1.67	[1]

[1]	The Company did not make any grants during the years ended December 31, 2015 and 2014.
[2]	Historical volatility calculated over 10 years.